Material accounting policies - Additional Information (Detail) $ in Thousands						4 Months Ended	12 Months Ended
	May 12, 2025 AUD ($)	Apr. 01, 2025	Jan. 14, 2025 USD ($)	Oct. 28, 2024	Sep. 04, 2024 USD ($)	Oct. 31, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 AUD ($)	Jul. 25, 2025	Jun. 30, 2025 USD ($)	Jan. 01, 2025 AUD ($)	Jul. 11, 2024	Jun. 30, 2022 AUD ($)	May 01, 2022	Apr. 22, 2022 USD ($)
Disclosure of summary of significant accounting policies [line items]
Consolidated loss after income tax							$ 20,702		$ 26,778		$ 20,465
Net current liability position							9,100
Net cash outflows from operating activities							13,300
Consolidated cash in hand and at bank							4,345		1,657		5,241					$ 7,361
Aggregate offering													$ 35,000,000
Number of shares represented by one depositary receipt			100												11,000,000		500
Proceeds from the issuance of common stock			$ 1,860,000
Proceeds from issuing shares							11,770		2,914		12,972
Increase of aggregate offering price					$ 50,000,000
Minimum threshold limit of market value	$ 35,000
Description of transactions after reporting period that significantly change number of ordinary shares outstanding		On 1 April 2025, the Company changed its ratio of its ADSs to ordinary shares from one ADS representing 100 ordinary shares to one ADS representing 500 ordinary shares.		On 28 October 2024, the Company changed its ratio of ADSs ordinary shares from one ADS representing 10 ordinary shares to one ADS representing 100 ordinary shares.
Intangible assets other than goodwill							$ 1,087		$ 15,400		$ 17,269			$ 0
Amount of refundable tax offset													$ 20,000,000
Private Placement of Equity Securities [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from the issuance of common stock						$ 2,049,992,000
At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Aggregate offering																		$ 35,000,000
Proceeds from the issuance of common stock						$ 1,441,826,000
Proceeds from issuing shares								$ 4,556,252,000		$ 1,656,016,000
Remaining capacity of ATM facility								$ 36,630,000
American Depository Shares [member] | At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Number of shares represented by one depositary receipt												500						500
Licensing agreement for paxalisib [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement							15 years	15 years
Licensing agreement for EVT801 [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement							12.5 years	12.5 years